UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                              FORM 13F Cover Page



         Report for the Calendar Year or Quarter Ended: March 31, 2012

Check here if Amendment:           |_|; Amendment Number: __

This Amendment (Check only one):   |_| is a restatement
                                   |_| adds new holding entries.

Institutional Manager Filing this Report:

Name:     Ridley Park Capital LLP

Address:  Brookfield House
          44 Davies Street
          London, W1K 5JA
          England

13F File Number: 028-14168

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.


Person Signing this Report on Behalf of Reporting Manager:

Name:   Ian Bickerstaffe
Title:  Chief Operating Officer
Phone:  +44 (0)20 7529 5202


Signature, Place and Date of Signing:

/s/ Ian Bickerstaffe            London, England               May 15, 2012
--------------------------     ----------------------    ----------------------
     [Signature]                 [City, State]                   [Date]

Report Type:  (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report).

[_] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting managers(s).)

[_] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)


List of Other Managers Reporting for this Manager:

NONE

                             Form 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:       1

Form 13F Information Table Entry Total:  22

Form 13F Information Table Value Total:  $178,108
                                         (thousands)


List of Other Included Managers:

Form 13F File Number           Name

(1) 028-14169                   Ridley Park Paragon Master Fund Limited

                                                     FORM 13F INFORMATION TABLE
                                                           March 31, 2012
COLUMN 1              COLUMN 2   COLUMN 3   COLUMN 4      COLUMN 5             COLUMN 6    COLUMN 7  COLUMN 8

                      TITLE OF               VALUE    SHS OR  SH/ PUT/  INVESTMENT  OTHR      VOTING AUTHORITY
NAME OF ISSUER        CLASS      CUSIP      (x$1000)  PRN AMT PRN CALL  DISCRETION  MGRS    SOLE     SHARED   NONE
AMAZON COM INC        COM        023135106  12,167     60,080 SH         DEFINED     1      60,080
AMAZON COM INC        COM        023135106   6,059     29,920 SH           SOLE             29,920
AMERICAN EXPRESS CO   COM        025816109   4,056     70,100 SH         DEFINED     1      70,100
AMERICAN EXPRESS CO   COM        025816109   2,019     34,900 SH           SOLE             34,900
ANADARKO PETE CORP    COM        032511107   5,828     74,400 SH  CALL   DEFINED     1      74,400
ANADARKO PETE CORP    COM        032511107   2,742     35,000 SH  CALL     SOLE             35,000
COCA COLA CO          COM        191216100  15,811    213,638 SH         DEFINED     1     213,638
COCA COLA CO          COM        191216100   7,872    106,362 SH           SOLE            106,362
D R HORTON INC        COM        23331A109   1,011     66,665 SH         DEFINED     1      66,665
D R HORTON INC        COM        23331A109     506     33,335 SH           SOLE             33,335
GOOGLE INC            CL A       38259P508  12,841     20,025 SH         DEFINED     1      20,025
GOOGLE INC            CL A       38259P508   9,554     14,900 SH  CALL   DEFINED     1      14,900
GOOGLE INC            CL A       38259P508   6,396      9,975 SH           SOLE              9,975
GOOGLE INC            CL A       38259P508   4,809      7,500 SH  CALL     SOLE              7,500
GROUPON INC           COM CL A   399473107   2,735    148,800 SH  PUT    DEFINED     1     148,800
GROUPON INC           COM CL A   399473107     941     51,200 SH  PUT      SOLE             51,200
INTEL CORP            COM        458140100  17,832    634,235 SH         DEFINED     1     634,235
INTEL CORP            COM        458140100   8,878    315,765 SH           SOLE            315,765
JPMORGAN CHASE & CO   COM        46625H100  19,186    417,260 SH         DEFINED     1     417,260
JPMORGAN CHASE & CO   COM        46625H100   9,552    207,740 SH           SOLE            207,740
WELLS FARGO & CO NEW  COM        949746101  18,234    534,093 SH         DEFINED     1     534,093
WELLS FARGO & CO NEW  COM        949746101   9,078    265,907 SH           SOLE            265,907






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